Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Revenue:
Product	$ 148,920	$ 100,168	$ 838,026	$ 593,570	$ 588,762
Service	26,219	35,851	366,205	322,631	337,492
Net revenue	175,139	136,019	1,204,231	916,201	926,254
Delivery and subcontract revenue	18,848	15,072
Total revenue	193,987	151,091	1,204,231	916,201	926,254
Cost of revenue (excluding items shown separately below):
Product	119,791	84,477	598,732	430,172	444,569
Service	19,630	29,126	288,428	246,880	268,777
Net cost of revenue	139,421	113,603	887,160	677,052	713,346
Delivery and subcontract cost	18,848	15,072
Total cost of revenue	158,269	128,675	887,160	677,052	713,346
General and administrative expenses	67,234	35,488	150,732	142,000	127,215
Goodwill impairment				68,202
Depreciation, depletion, amortization and accretion	26,126	19,356	87,826	72,934	68,290
Transaction costs	1,364	2,591	8,554	3,990	1,988
Operating (loss) income	(59,006)	(35,019)	69,959	(47,977)	15,415
Other expense (income), net	391	(194)	(3,447)	(1,737)	(1,182)
Loss on debt financings	799			3,115	9,469
Interest expense	24,109	18,819	86,742	56,443	58,079
(Loss) income from continuing operations before taxes	(84,305)	(53,644)	(13,336)	(105,798)	(50,951)
Income tax benefit	(4,468)	(596)	(6,983)	(2,647)	(3,920)
Loss from continuing operations	(79,837)	(53,048)	(6,353)	(103,151)	(47,031)
Loss from discontinued operations		20	(71)	528	3,546
Net loss	(79,837)	(53,068)	(6,282)	(103,679)	(50,577)
Net loss attributable to noncontrolling interest	(1,982)	(2,515)	2,495	3,112	1,919
Net loss	$ (77,855)	$ (50,553)	$ (8,777)	$ (106,791)	$ (52,496)